Finance cost	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance cost
2 7 .	Finance cost

	For the year ended 31 December
In USD	2021	2020	2019

Change in fair value of embedded derivatives	(44,330,400)	—	—
Interest expense on convertible notes	(1,400,067)	—	—
Lease finance charges (Note 19.2)	(140,184)	(83,804)	(70,637)
Interest expense	(2,653)	—	—

	(45,873,304)	(83,804)	(70,637)